FINANCIAL STATEMENT ELEMENTS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Payments to acquire software	$ 50,000
Rent expense		$ 66,571	$ 95,536	$ 43,527	$ 22,750
Right of use asset and liability				$ 104,665
Borrowing rate				3.00%